Shareholder Report, Average Annual Return (Details)	6 Months Ended
Mar. 31, 2025
STKd 100% Bitcoin & 100% Gold ETF) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.06%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.91%)